Taxation	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Taxation
Taxation

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
	£'000s	£'000s	£'000s
Analysis of tax credit for the year
Current tax:
UK tax credit	(1,520)	(1,067)	(5,006)
US tax charge	—	129	306
Adjustment in respect of prior periods	11	(16)	(6)
Total tax credit	(1,509)	(954)	(4,706)
Factors affecting the tax charge for the year
Loss on ordinary activities	(9,002)	(5,973)	(25,203)
Multiplied by standard rate of corporation tax of 19.25% (2016: 20% and 2015: 20.25%)	(1,823)	(1,195)	(4,852)
Effects of:
Non-deductible expenses	114	292	675
Fair value adjustment on derivative financial instruments	—	(214)	(1,280)
Research and development incentive	(600)	(427)	(2,116)
Temporary differences not recognized	(1)	(4)	(2)
Difference in overseas tax rates	—	56	136
Tax losses carried forward not recognized	790	554	2,739
Adjustment in respect of prior periods	11	(16)	(6)
Total tax credit	(1,509)	(954)	(4,706)

UK corporation tax is charged at 19.25% (2016: 20.00% and 2015: 20.25%) and U.S. federal tax at 35% (2016 and 2015: 35%).
The following tables represent deferred tax balances recognized in the Consolidated Statement of Financial Position. There were no movements in either the deferred tax asset or the deferred tax liability.

	Year ended December 31, 2016	Year ended December 31, 2017
	£'000s	£'000s
Deferred tax assets	250	250
Deferred tax liabilities	(250)	(250)
Net balances	—	—
The deferred tax liability relates to the difference between the accounting and tax bases of the IP R&D intangible asset. A deferred tax asset relating to UK tax losses has been recognized and offset against the liability.
Factors that may affect future tax charges
The Company has UK tax losses available for offset against future profits in the UK. However an additional deferred tax asset has not been recognized in respect of such items due to uncertainty of future profit streams. As of December 31, 2017, the unrecognized deferred tax asset at 17% is estimated to be £5.43 million (2016: £3.15 million at 17%).